Mortgage banking activities (Tables)	12 Months Ended
Dec. 31, 2017
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Mortgage Banking Activities [Table Text Block]

	Years ended December 31,
(In thousands)	2017	2016	2015
Mortgage servicing fees, net of fair value adjustments:
Mortgage servicing fees	$48,300	$58,208	$59,461
Mortgage servicing rights fair value adjustments	(36,519)	(25,336)	(7,904)
Total mortgage servicing fees, net of fair value adjustments	11,781	32,872	51,557
Net gain on sale of loans, including valuation on loans held for sale	17,088	26,976	35,336
Trading account loss:
Unrealized gains (losses) on outstanding derivative positions	184	(1)	17
Realized losses on closed derivative positions	(3,557)	(3,309)	(5,108)
Total trading account loss	(3,373)	(3,310)	(5,091)
Total mortgage banking activities	$25,496	$56,538	$81,802